Financial assets at fair value through profit or loss - Summary of financial assets at fair value through profit or loss (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Trading assets	€ 64,728	€ 55,730
Non-trading derivatives	1,501	1,657
Designated at fair value through profit or loss	3,455	3,448
Mandatorily measured at fair value through profit or loss	90,373	72,322
Financial assets at fair value through profit or loss	€ 160,057	€ 133,157